Revenue	9 Months Ended
Oct. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue

5. Revenue

The Company generates revenue primarily from providing an integrated SaaS-based software and payment platform for the healthcare industry. The Company derives revenue from subscription fees and related services generated from the Company’s provider customers for access to the Phreesia Platform, payment processing fees based on patient payment volume processed through the Phreesia Platform, and from digital patient engagement revenue from life sciences companies to reach, educate and communicate with patients when they are most receptive and actively seeking care.

The amount of subscription and related services revenues recorded pursuant to ASC 840 for the leasing of the Company’s self-service intake tablets and onsite kiosks was $3,388 and $4,462 for the nine months ended October 31, 2018 and 2019, respectively.

Contract balances

The following table represents a rollforward of contract assets and contract liabilities:

	Contract assets (unbilled accounts receivable)	Contract liabilities (deferred revenue)
January 31, 2019	$636	$6,488
Amount transferred to receivables from contract assets	(576)	—
Contract asset additions	918	—
Performance obligations satisfied during the period that were included in the contract liability balance at the beginning of the period	—	(11,168)
Increases due to invoicing prior to satisfaction of performance obligations	—	10,006

October 31, 2019	$978	$5,326

Cost to obtain a contract

The Company capitalizes certain incremental costs to obtain customer contract and amortizes these costs over the life of the contracts. Amortization expense totaled $1,179 and $1,465 for the nine months ended October 31, 2018 and 2019, respectively. The Company periodically reviews these deferred contract acquisition costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit. There were no impairment losses recorded during the periods presented.

The following table represents a rollforward of deferred contract acquisition costs:

	January 31,	October 31,
	2019	2019
Beginning balance	$2,334	$3,194
Additions to deferred contract acquisition costs	2,500	1,414
Amortization of deferred contract acquisition costs	(1,640)	(1,465)

Ending balance	3,194	3,143
Deferred contract acquisition costs, current (to be amortized in next 12 months)	1,673	1,631
Deferred contract acquisition costs, non current	1,521	1,512

Total deferred contract acquisition costs	$3,194	$3,143